COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment of $12,357 and $143,153, committed licensing fee payable for the licensing of game titles of $1,900 and $3,536 and commitment to invest in certain companies of $24,056 and $31,922 as of December 31, 2019 and September 30, 2020, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2019 and September 30, 2020, the minimum guarantee commitment amounted to $31,733 and $25,713 respectively, for its launched games, as well as licensed but yet to be launched games.

Operating lease commitments

The Company has entered into commercial operating and finance leases for the use of computers, offices and warehouses as lessee. These leases have original terms not exceeding 10 years. These leases have varying terms, escalation clauses and renewal rights. As of December 31, 2019 and September 30, 2020, the Company has additional operating leases, primarily for offices, that have not yet commenced of $12,968 with lease terms not exceeding 5 years and $29,167 with lease terms not exceeding 6 years, respectively.

Others

The Company has commitments to extend credit to customers on demand and interest receivables on non-performing assets which is not accrued. As of December 31, 2019 and September 30, 2020, the unused credit facilities and interest receivables on non-performing assets are amounted to nil and $26,491 and nil and $2,101, respectively.